UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21586
                                                    -----------

                    First Trust Enhanced Equity Income Fund
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2012
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2012

                           -------------------------
                                  First Trust
                                Enhanced Equity
                                  Income Fund
                           -------------------------



FIRST TRUST                                 Chartwell Investment Partners
                                              -------------------------
                                      Institutional and Private Asset Management

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2012

Shareholder Letter.............................................................1
At A Glance....................................................................2
Portfolio Commentary...........................................................3
Portfolio of Investments.......................................................5
Statement of Assets and Liabilities...........................................12
Statement of Operations.......................................................13
Statements of Changes in Net Assets...........................................14
Financial Highlights..........................................................15
Notes to Financial Statements.................................................16
Additional Information........................................................22

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Enhanced Equity Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Chartwell are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2012


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Enhanced Equity Income Fund (the "Fund").

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality financial solutions regardless of market ups and downs. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We are committed to this approach in the products we manage or supervise and offer to investors.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Enhanced Equity Income Fund and Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST ENHANCED EQUITY INCOME FUND
AT A GLANCE
AS OF JUNE 30, 2012 (UNAUDITED)

-------------------------------------------------------------------
FUND STATISTICS
-------------------------------------------------------------------
Symbol on New York Stock Exchange                               FFA
Common Share Price                                           $11.77
Common Share Net Asset Value ("NAV")                         $13.12
Premium (Discount) to NAV                                    (10.29)%
Net Assets Applicable to Common Shares                 $262,108,470
Current Quarterly Distribution per Common Share (1)          $0.225
Current Annualized Distribution per Common Share             $0.900
Current Distribution Rate on Closing Common Share Price (2)    7.65%
Current Distribution Rate on NAV (2)                           6.86%
-------------------------------------------------------------------



-------------------------------------------------------------------
          COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
-------------------------------------------------------------------
            Common Share Price       NAV
06/11       12.33                    13.46
07/11       12.49                    13.58
            12.57                    13.61
            12.24                    13.33
            12.43                    13.51
            11.72                    13.03
08/11       11.00                    12.18
            10.81                    12.04
            10.56                    11.48
            11.11                    11.93
09/11       11.20                    11.95
            11.40                    11.79
            11.20                    12.27
            10.23                    11.28
10/11       10.20                    11.28
            10.20                    11.56
            10.76                    12.21
            10.90                    12.37
            11.27                    12.83
11/11       10.99                    12.61
            10.99                    12.74
            10.68                    12.40
            10.39                    11.81
12/11       11.01                    12.65
            11.04                    12.71
            10.66                    12.43
            10.80                    12.60
            10.83                    12.51
01/12       11.05                    12.70
            11.21                    12.85
            11.43                    13.07
            11.55                    13.08
02/12       11.75                    13.37
            11.79                    13.34
            11.89                    13.54
            12.12                    13.57
03/12       12.07                    13.61
            12.09                    13.62
            12.24                    13.87
            11.96                    13.59
            12.08                    13.67
04/12       11.99                    13.56
            11.79                    13.30
            11.87                    13.42
            12.09                    13.61
05/12       11.97                    13.38
            11.86                    13.21
            11.25                    12.69
            11.54                    12.91
            11.22                    12.55
            11.46                    12.99
            11.64                    13.15
            11.59                    12.87
06/12       11.77                    13.12
-------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------
                                                               Average Annual Total Return
                                                          -------------------------------------
                       6 Months Ended    1 Year Ended     5 Years Ended   Inception (8/26/2004)
                          6/30/2012        6/30/2012        6/30/2012         to 6/30/2012
FUND PERFORMANCE (3)
NAV                         8.85%            5.52%            2.17%               4.44%
Market Value               12.80%            3.34%            0.71%               2.40%

INDEX PERFORMANCE
S&P 500 Index               9.49%            5.45%            0.22%               4.86%
BXM Index                   4.78%            8.15%            1.59%               4.27%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------
                                           % OF TOTAL
TOP 10 HOLDINGS                           INVESTMENTS
-----------------------------------------------------
Apple, Inc.                                     4.4%
General Electric Co.                            3.2
Pfizer, Inc.                                    3.0
Coca-Cola (The) Co.                             2.7
Occidental Petroleum Corp.                      2.7
Philip Morris International, Inc.               2.6
JPMorgan Chase & Co.                            2.6
Travelers (The) Cos., Inc.                      2.4
International Business Machines Corp.           2.4
Bristol-Myers Squibb Co.                        2.4
-----------------------------------------------------
                                      Total    28.4%
                                               =====

-----------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                     INVESTMENTS
-----------------------------------------------------
Information Technology                         20.4%
Financials                                     16.9
Energy                                         12.9
Health Care                                    11.4
Consumer Staples                               10.0
Consumer Discretionary                          9.9
Industrials                                     9.9
Materials                                       4.3
Telecommunication Services                      3.4
Utilities                                       0.9
-----------------------------------------------------
                                      Total   100.0%
                                              ======


(1) Most recent distribution paid or declared through 6/30/2012. Subject to change in the future.


(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 6/30/2012. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2012


                                  SUB-ADVISOR

Chartwell Investment Partners, L.P. ("Chartwell") is an employee-owned investment advisory firm founded on April 1, 1997 by nine investment professionals from Delaware Investment Advisers. The firm is 75% owned by the partners and employees of Chartwell and 25% owned by a limited partnership comprised of three passive investors in the Philadelphia area. There are no affiliates at this time. The firm is a research-based equity and fixed-income manager with a disciplined, team-oriented investment process.

Timothy J. Riddle, an executive with 32 years of investment industry experience, is the Chief Executive Officer of Chartwell. Michael J. McCloskey, an executive with 24 years of management experience, serves as President. G. Gregory Hagar is Chartwell's Chief Financial Officer and Chief Compliance Officer. He has 23 years of related experience.

                           PORTFOLIO MANAGEMENT TEAM

BERNARD P. SCHAFFER
MANAGING PARTNER, SENIOR PORTFOLIO MANAGER

Mr. Schaffer is a founding partner of Chartwell and has 41 years of investment industry experience. He serves as Senior Portfolio Manager for Chartwell's closed-end fund and hedged large-cap equity strategies. As the lead portfolio manager for the Fund since 2007, he focuses on securities in the Energy, Financials and Consumer Staples sectors. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1990 to 1997, managing closed-end equity income funds that utilized option strategies to generate portfolio gains. Mr. Schaffer earned a Bachelor's degree in Economics from Villanova University and an MBA from the University of Pennsylvania's Wharton School.

DOUGLAS W. KUGLER, CFA
PRINCIPAL, SENIOR PORTFOLIO MANAGER

Mr. Kugler is a Senior Portfolio Manager on Chartwell's large-cap equity portfolio management team and has 15 years of investment industry experience. His areas of focus include the Consumer Discretionary, Industrials, Materials and Technology sectors of the market. He has been a portfolio manager for the Fund since 2007. From 1993 to 2003, he held several positions at Morgan Stanley Investment Management (Miller Anderson & Sherrerd), the last of which he held prior to joining Chartwell was Senior Associate and Analyst for the Large Cap Value team. Mr. Kugler holds the Chartered Financial Analyst designation and is a member of the CFA (Chartered Financial Analysts) Institute and the CFA Society of Philadelphia. Mr. Kugler earned a Bachelor's degree in Accounting from the University of Delaware.

PETER M. SCHOFIELD, CFA
PRINCIPAL, SENIOR PORTFOLIO MANAGER

Mr. Schofield is a Senior Portfolio Manager on Chartwell's large-cap equity portfolio management team and has 27 years of investment industry experience. His areas of focus include Consumer Staples, Health Care, Industrials and Information Technology. He has been a Portfolio Manager of the Fund since 2011. From 2005 to 2010, he was a Co-Chief Investment Officer at Knott Capital. From 1996 to 2005, he was a Portfolio Manager at Sovereign Asset Management. Prior to Sovereign Asset Management, he was a Portfolio Manager at Geewax, Terker & Company. Mr. Schofield holds the Chartered Financial Analyst designation and is a member of the CFA (Chartered Financial Analysts) Institute and the CFA Society of Philadelphia. Mr. Schofield earned a Bachelor's degree in History from the University of Pennsylvania.

                                   COMMENTARY

FIRST TRUST ENHANCED EQUITY INCOME FUND

The investment objective of First Trust Enhanced Equity Income Fund (the "Fund") is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers. These securities are traded on U.S. securities exchanges. In addition, on an ongoing and consistent basis, the Fund will write (sell) covered call options on a portion of the Fund's managed assets. There can be no assurance that the Fund's investment objective will be achieved.

MARKET RECAP

As measured on a total return basis, the Standard & Poor's 500 Index ("S&P 500") rose 9.49% during the six-month period ended June 30, 2012. The first quarter of 2012 saw the S&P 500 rise by 12.59%, driven by better than expected economic activity. However, the rally dissipated as the market fell almost 9% from the end of March through the beginning of June on fears regarding the European debt crisis and a global growth slowdown. The S&P 500 rallied from there to a 9.49%

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

gain for the period. While the first quarter saw limited volatility, the second quarter saw the S&P 500 move by greater than 1% up or down on 22 of the 63 trading days in the quarter. These swings in the market reflected the variations in investor sentiment toward the direction of the U.S. and global economies. Despite stronger-than-expected corporate earnings reports during the period, there were a myriad of cross-currents buffeting sentiment regarding the economy and the stock market. There were questions about the strength of China's economy, the European debt crisis and the "fiscal cliff" the U.S. economy may face at the beginning of 2013.

PERFORMANCE ANALYSIS

The net asset value ("NAV") total return(1) of the Fund for the six-month period ended June 30, 2012 was 8.85%, and the market value total return(1) of the Fund was 12.80%. Both these returns were inclusive of dividends paid during the period. During this time period, the S&P 500 returned 9.49%. While measures of volatility of the market have declined significantly over the last two years, the Fund continued to take advantage of volatility in the market where it could and sold call options on a significant percentage of the Fund's holdings. This supplemented the portfolio's dividend stream and provided support to the Fund's performance. We continue to believe the strategy of combining high dividend-paying stocks and an option overwrite program is an excellent long-term strategy. The Fund's portfolio will continue to be primarily focused on high quality, large-capitalization dividend-paying stocks which often tilts the portfolio towards a value orientation. This focus was both beneficial and detrimental during the first six months of 2012. Large-capitalization stocks outperformed small-capitalization stocks (as measured by the returns of the S&P 500 versus the S&P SmallCap 600 Index). As well, the capitalization-weighted S&P 500 outperformed the equal-weighted S&P 500. However, a BankofAmerica Merrill Lynch Index of lower-rated stocks had better returns than the Bank of America Merrill Lynch Index of higher-rated stocks. In addition, the portfolio's tilt towards a value orientation was detrimental to performance versus the S&P 500 during the period as Growth returns outpaced those of Value. With these cross-currents affecting the portfolio, it is not surprising that the overall performance of the Fund was not too far from the market's performance. Positive contributions came from stock selection in the Industrials, Technology and Materials groups. Stocks such as PPG Industries (up 28.6%), General Electric (up 18.4%), and Oracle Corp. (up 16.3%) are examples of the positive stock selection. In addition, an overweight in the Technology group, which solidly outperformed the S&P 500, aided relative performance. Lagging stock selection in the Diversified Financials and Pharmaceuticals, Biotechnology and Life Sciences groups, as well as overweights in the Energy and Consumer Services groups (which were the only two groups in the S&P 500 with negative returns for the period), contributed negatively to relative performance.

MARKET AND FUND OUTLOOK

After a period of weakness brought about by fears surrounding global growth and yet another period of increased stress in the Eurozone sovereign debt crisis, the market has strengthened and is approaching its latest cyclical high (at the time of this writing). As we have stated in the past, the stock market is a forward-looking indicator. While the market recently has been strong, there has been significant choppiness in the market since early April. We believe that the market is struggling to decide how the economy and corporate profits will perform over the next six to twelve months. While corporate profits have continued to climb and surprise on the upside, the rate of that growth has slowed and profit margins have risen to near all-time highs. The question is, where are profits headed? Measures of economic activity released in late winter and early spring showed surprising strength but have since weakened, indicating that the early year strength could have been a result of the warmer than normal winter. The main investment issue the market has been wrestling with is if this "soft patch" is just a temporary slowdown brought about by the "pull-forward" of activity due to the weather, or does it portend a more serious slowdown? Combine that with the slowing of the Chinese economy (albeit to a still high level) and the weakening of a significant portion of the European economy and one can understand the market's trepidation. We are inclined to take the positive view and we believe that even if the rise in corporate profits slows, profits are not likely to decline in a significant way in the near term. This scenario will allow for continued reinvestment by businesses which will lead to modest employment growth. However, it is likely that any economic growth will continue to be muted when compared to previous cycles. With the stock market up substantially from its March 2009 lows and the number of unresolved issues that the market is wrestling with, we are prepared to react as the markets change. We will continue to manage the Fund with the dual objectives of earning dividend income and gains from options premiums while seeking capital appreciation opportunities over the market cycle.

-----------------------

1 Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)


   SHARES                        DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
COMMON STOCKS - 95.0%

             AEROSPACE & DEFENSE - 1.7%
     80,000  Honeywell International, Inc. ...................... $   4,467,200
                                                                  -------------
             AIR FREIGHT & LOGISTICS - 1.4%
     45,000  United Parcel Service, Inc., Class B ...............     3,544,200
                                                                  -------------
             BEVERAGES - 4.1%
     92,000  Coca-Cola (The) Co. ................................     7,193,480
     50,000  PepsiCo, Inc. ......................................     3,533,000
                                                                  -------------
                                                                     10,726,480
                                                                  -------------
             CAPITAL MARKETS - 1.7%
     85,000  Bank of New York Mellon (The) Corp. ................     1,865,750
     16,000  BlackRock, Inc. ....................................     2,717,120
                                                                  -------------
                                                                      4,582,870
                                                                  -------------
             CHEMICALS - 2.8%
     80,000  E.I. Du Pont de Nemours & Co. ......................     4,045,600
     30,000  PPG Industries, Inc. ...............................     3,183,600
                                                                  -------------
                                                                      7,229,200
                                                                  -------------
             COMMERCIAL BANKS - 2.0%
     40,000  PNC Financial Services Group, Inc. .................     2,444,400
     80,000  Wells Fargo & Co. ..................................     2,675,200
                                                                  -------------
                                                                      5,119,600
                                                                  -------------
             COMMERCIAL SERVICES & SUPPLIES - 0.5%
     40,000  Waste Management, Inc. .............................     1,336,000
                                                                  -------------

             COMMUNICATIONS EQUIPMENT - 3.1%
    170,000  Cisco Systems, Inc. ................................     2,918,900
     95,000  QUALCOMM, Inc. .....................................     5,289,600
                                                                  -------------
                                                                      8,208,500
                                                                  -------------
             COMPUTERS & PERIPHERALS - 5.2%
     20,000  Apple, Inc. (a) ....................................    11,680,000
     75,000  EMC Corp. (a) ......................................     1,922,250
                                                                  -------------
                                                                     13,602,250
                                                                  -------------
             CONSUMER FINANCE - 0.8%
     40,000  Capital One Financial Corp..........................     2,186,400
                                                                  -------------
             DIVERSIFIED FINANCIAL SERVICES - 3.3%
    187,900  JPMorgan Chase & Co. ...............................     6,713,667
     77,000  NYSE Euronext ......................................     1,969,660
                                                                  -------------
                                                                      8,683,327
                                                                  -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
    130,000  AT&T, Inc. .........................................     4,635,800
     50,000  Verizon Communications, Inc. .......................     2,222,000
                                                                  -------------
                                                                      6,857,800
                                                                  -------------
             ELECTRIC UTILITIES - 0.9%
     85,000  PPL Corp............................................     2,363,850
                                                                  -------------
             ENERGY EQUIPMENT & SERVICES - 1.6%
     65,000  Schlumberger Ltd....................................     4,219,150
                                                                  -------------


                       See Notes to Financial Statements                  Page 5

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


   SHARES                        DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
COMMON STOCKS - (CONTINUED)

             FOOD PRODUCTS - 1.3%
     85,000  Kraft Foods, Inc., Class A ......................... $   3,282,700
                                                                  -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
     65,000  Covidien PLC .......................................     3,477,500
    100,000  St. Jude Medical, Inc. .............................     3,991,000
                                                                  -------------
                                                                      7,468,500
                                                                  -------------
             HOTELS, RESTAURANTS & LEISURE - 4.4%
     85,000  Carnival Corp.......................................     2,912,950
     63,000  McDonald's Corp.....................................     5,577,390
     56,600  Starwood Hotels & Resorts Worldwide, Inc. ..........     3,002,064
                                                                  -------------
                                                                     11,492,404
                                                                  -------------
             HOUSEHOLD PRODUCTS - 1.4%
     60,000  Procter & Gamble (The) Co. .........................     3,675,000
                                                                  -------------
             INDUSTRIAL CONGLOMERATES - 3.2%
    400,000  General Electric Co. ...............................     8,336,000
                                                                  -------------
             INSURANCE - 5.3%
    105,000  Lincoln National Corp...............................     2,296,350
     50,000  Marsh & McLennan Cos., Inc. ........................     1,611,500
    120,000  MetLife, Inc. ......................................     3,702,000
    100,000  Travelers (The) Cos., Inc. .........................     6,384,000
                                                                  -------------
                                                                     13,993,850
                                                                  -------------
             IT SERVICES - 4.0%
     20,000  Accenture PLC ......................................     1,201,800
     52,000  Automatic Data Processing, Inc. ....................     2,894,320
     32,500  International Business Machines Corp................     6,356,350
                                                                  -------------
                                                                     10,452,470
                                                                  -------------
             LIFE SCIENCES TOOLS & SERVICES - 1.6%
    105,000  Agilent Technologies, Inc. .........................     4,120,200
                                                                  -------------
             MACHINERY - 3.1%
     37,000  Caterpillar, Inc. ..................................     3,141,670
     15,000  Cummins, Inc. ......................................     1,453,650
     45,000  Deere & Co. ........................................     3,639,150
                                                                  -------------
                                                                      8,234,470
                                                                  -------------
             MEDIA - 3.3%
    150,000  Regal Entertainment Group, Class A .................     2,064,000
     65,000  Viacom, Inc., Class B ..............................     3,056,300
     75,000  Walt Disney (The) Co. ..............................     3,637,500
                                                                  -------------
                                                                      8,757,800
                                                                  -------------
             METALS & MINING - 1.0%
     80,000  Freeport-McMoRan Copper & Gold, Inc. ...............     2,725,600
                                                                  -------------
             MULTILINE RETAIL - 0.8%
     35,000  Target Corp.........................................     2,036,650
                                                                  -------------
             OIL, GAS & CONSUMABLE FUELS - 7.2%
     40,000  Chevron Corp........................................     4,220,000
     45,000  ConocoPhillips .....................................     2,514,600
     28,000  Exxon Mobil Corp....................................     2,395,960


Page 6                 See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

  SHARES/
   UNITS                         DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
COMMON STOCKS - (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS - 7.2% (CONTINUED)
    110,000  Marathon Oil Corp................................... $   2,812,700
     82,000  Occidental Petroleum Corp...........................     7,033,140
                                                                  -------------
                                                                     18,976,400
                                                                  -------------
             PAPER & FOREST PRODUCTS - 0.6%
     50,000  International Paper Co. ............................     1,445,500
                                                                  -------------
             PHARMACEUTICALS - 8.5%
    172,500  Bristol-Myers Squibb Co. ...........................     6,201,375
    130,000  Merck & Co., Inc. ..................................     5,427,500
     50,000  Novartis AG, ADR ...................................     2,795,000
    345,000  Pfizer, Inc. .......................................     7,935,000
                                                                  -------------
                                                                     22,358,875
                                                                  -------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
    130,400  Annaly Capital Management, Inc. ....................     2,188,112
    225,000  MFA Mortgage Investments, Inc. .....................     1,775,250
    110,000  National Retail Properties, Inc. ...................     3,111,900
                                                                  -------------
                                                                      7,075,262
                                                                  -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
    197,500  Intel Corp. ........................................     5,263,375
     47,000  Microchip Technology, Inc. .........................     1,554,760
                                                                  -------------
                                                                      6,818,135
                                                                  -------------
             SOFTWARE - 4.0%
    160,000  Microsoft Corp. ....................................     4,894,400
    190,000  Oracle Corp. .......................................     5,643,000
                                                                  -------------
                                                                     10,537,400
                                                                  -------------
             SPECIALTY RETAIL - 1.3%
     80,000  Limited Brands, Inc. ...............................     3,402,400
                                                                  -------------
             TOBACCO - 3.3%
     55,000  Altria Group, Inc. .................................     1,900,250
     77,000  Philip Morris International, Inc. ..................     6,719,020
                                                                  -------------
                                                                      8,619,270
                                                                  -------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.8%
     70,000  Vodafone Group PLC, ADR ............................     1,972,600
                                                                  -------------
             Total Common Stocks ................................   248,908,313
             (Cost $230,112,849)                                  -------------


MASTER LIMITED PARTNERSHIPS - 3.2%

             OIL, GAS & CONSUMABLE FUELS - 3.2%
     90,000  Energy Transfer Partners, L.P. .....................     3,977,100
     40,000  Enterprise Products Partners, L.P. .................     2,049,600
     35,000  Magellan Midstream Partners, L.P. ..................     2,472,400
                                                                  -------------
             Total Master Limited Partnerships ..................     8,499,100
             (Cost $3,634,929)                                    -------------


                       See Notes to Financial Statements                  Page 7

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


   SHARES                        DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 1.0%

             CAPITAL MARKETS - 1.0%
    170,000  Ares Capital Corp. ................................. $   2,713,200
                                                                  -------------
             Total Common Stocks - Business Development Companies     2,713,200
             (Cost $2,720,099)                                    -------------

CONVERTIBLE PREFERRED SECURITIES - 1.0%

             AUTOMOBILES - 0.1%
     10,000  General Motors Co., Ser B, 4.75% ...................       332,000
                                                                  -------------
             OIL, GAS & CONSUMABLE FUELS - 0.9%
     45,000  Apache Corp., Ser D, 6.00% .........................     2,260,800
                                                                  -------------
             Total Convertible Preferred Securities .............     2,592,800
             (Cost $3,095,928)                                    -------------

             Total Investments - 100.2% .........................   262,713,413
             (Cost $239,563,805) (b)                              -------------


 NUMBER OF
 CONTRACTS                       DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
CALL OPTIONS WRITTEN - (0.7%)

             Accenture PLC Call
        100  @ 57.5 due July 12 ................................. $     (28,000)
                                                                  -------------
             Agilent Technologies, Inc. Call
        350  @ 42 due July 12 ...................................        (5,250)
                                                                  -------------
             Annaly Capital Management, Inc. Call
      1,295  @ 17 due August 12 .................................       (22,015)
                                                                  -------------
             AT&T, Inc. Call
        300  @ 36 due July 12 ...................................        (3,000)
                                                                  -------------
             Automatic Data Processing, Inc. Call
        200  @ 55 due July 12 ...................................       (17,000)
                                                                  -------------
             Bank of New York Mellon (The) Corp. Call
        300  @ 22 due July 12 ...................................       (15,000)
                                                                  -------------
             BlackRock, Inc. Call
        150  @ 175 due July 12 ..................................       (21,000)
                                                                  -------------
             Bristol-Myers Squibb Co. Call
        300  @ 36 due July 12 ...................................        (7,500)
                                                                  -------------
             Capital One Financial Corp. Call
        350  @ 57.5 due July 12 .................................       (12,250)
                                                                  -------------
             Carnival Corp. Call
        300  @ 35 due July 12 ...................................       (13,500)
                                                                  -------------
             Caterpillar, Inc. Call
        170  @ 92.5 due July 12 .................................        (2,210)
                                                                  -------------


Page 8                 See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


 NUMBER OF
 CONTRACTS                       DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
CALL OPTIONS WRITTEN - (CONTINUED)

             Chevron Corp. Call
        100  @ 105 due July 12 .................................. $     (20,200)
                                                                  -------------
             Coca-Cola (The) Co. Call
        200  @ 77.5 due July 12  ................................       (27,200)
                                                                  -------------
             Covidien PLC Call
        150  @ 55 due July 12 ...................................        (5,250)
                                                                  -------------
             Deere & Co. Call
        100  @ 80 due July 12 ...................................       (21,600)
                                                                  -------------
             E.I. Du Pont de Nemours & Co. Call
        300  @ 52.5 due July 12 .................................        (5,400)
                                                                  -------------
             Freeport-McMoRan Copper & Gold, Inc. Call
        200  @ 37 due July 12 ...................................        (3,000)
                                                                  -------------
             General Electric Co. Calls
        500  @ 20 due July 12 ...................................       (49,500)
      2,000  @ 21 due July 12 ...................................       (62,000)
                                                                  -------------
                                                                       (111,500)
                                                                  -------------
             Honeywell International, Inc. Call
        800  @ 57.5 due July 12 .................................       (36,000)
                                                                  -------------
             Intel Corp. Call
        500  @ 29 due July 12 ...................................        (3,000)
                                                                  -------------
             International Paper Co. Call
        500  @ 30 due July 12 ...................................       (12,500)
                                                                  -------------
             JPMorgan Chase & Co. Call
        200 @ 36 due July 12 ....................................       (19,400)
                                                                  -------------
             Kraft Foods, Inc., Class A Call
        200  @ 39 due July 12 ...................................        (3,000)
                                                                  -------------
             Limited Brands, Inc. Call
        200  @ 45 due July 12 ...................................        (4,000)
                                                                  -------------
             Lincoln National Corp. Call
        200  @ 23 due July 12 ...................................        (3,400)
                                                                  -------------
             Marathon Oil Corp. Call
        200  @ 26 due July 12 ...................................        (8,600)
                                                                  -------------
             McDonald's Corp. Call
        170  @ 92.5 due July 12 .................................        (1,360)
                                                                  -------------
             Merck & Co., Inc. Call
        600  @ 40 due July 12 ...................................      (107,400)
                                                                  -------------
             Microsoft Corp. Call
        300  @ 31 due July 12 ...................................       (15,000)
                                                                  -------------
             NYSE Euronext Call
        270  @ 26 due July 12 ...................................        (7,830)
                                                                  -------------


                       See Notes to Financial Statements                  Page 9

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


 NUMBER OF
 CONTRACTS                       DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
CALL OPTIONS WRITTEN - (CONTINUED)

             Occidental Petroleum Corp. Call
        200  @ 90 due July 12 ................................... $      (8,800)
                                                                  -------------
             PepsiCo, Inc. Call
        250  @ 70 due July 12 ...................................       (26,250)
                                                                  -------------
             Philip Morris International, Inc. Call
        500  @ 90 due July 12 ...................................       (15,500)
                                                                  -------------
             PNC Financial Services Group, Inc. Call
        400  @ 62.5 due July 12 .................................       (28,000)
                                                                  -------------
             PPG Industries, Inc. Calls
        100  @ 105 due July 12 ..................................       (26,700)
        200  @ 110 due July 12 ..................................       (14,000)
                                                                  -------------
                                                                        (40,700)
                                                                  -------------
             Procter & Gamble (The) Co. Call
        600  @ 62.5 due July 12 .................................       (15,000)
                                                                  -------------
             S&P 500 Index Calls (c)
         50  @ 1340 due July 12 .................................      (167,000)
        150  @ 1350 due July 12 .................................      (390,000)
        700  @ 1385 due July 12 .................................      (560,000)
                                                                  -------------
                                                                     (1,117,000)
                                                                  -------------
             Schlumberger Ltd. Call
         70  @ 70 due July 12 ...................................        (2,730)
                                                                  -------------
             Starwood Hotels & Resorts Worldwide, Inc. Call
        200  @ 55 due July 12 ...................................       (13,800)
                                                                  -------------
             Target Corp. Call
        350  @ 60 due July 12 ...................................        (8,750)
                                                                  -------------
             Travelers (The) Cos., Inc. Call
        400  @ 65 due July 12 ...................................       (24,000)
                                                                  -------------
             United Parcel Service, Inc., Class B Call
        100  @ 80 due July 12 ...................................        (3,800)
                                                                  -------------
             Verizon Communications, Inc. Call
        500  @ 45 due July 12 ...................................       (10,000)
                                                                  -------------
             Viacom, Inc., Class B Call
        250  @ 50 due July 12 ...................................        (3,750)
                                                                  -------------
             Walt Disney (The) Co. Call
        350  @ 49 due July 12 ...................................       (18,900)
                                                                  -------------
             Wells Fargo & Co. Call
        100  @ 34 due July 12 ...................................        (4,800)
                                                                  -------------


Page 10                See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


 NUMBER OF
 CONTRACTS                       DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
CALL OPTIONS WRITTEN - (CONTINUED)

             Total Call Options Written  ........................ $  (1,904,145)
             (Premiums received $1,731,170)                       -------------

             Net Other Assets and Liabilities - 0.5%  ...........     1,299,202
                                                                  -------------
             Net Assets - 100.0%  ............................... $ 262,108,470
                                                                  =============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $33,082,407 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,932,799.

(c) Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options on individual equity securities held in the Fund's portfolio.

ADR   American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                   ASSETS TABLE

                                                                                        LEVEL 2          LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                      VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                     6/30/2012          PRICES           INPUTS           INPUTS
                                                    ------------     ------------     ------------     ------------
Common Stocks*....................................  $248,908,313     $248,908,313     $         --     $         --
Master Limited Partnerships*......................     8,499,100        8,499,100               --               --
Common Stocks - Business Development Companies*...     2,713,200        2,713,200               --               --
Convertible Preferred Securities*.................     2,592,800        2,592,800               --               --
                                                    ------------     ------------     ------------     ------------
Total Investments.................................  $262,713,413     $262,713,413     $         --     $         --
                                                    ============     ============     ============     ============

                                                 LIABILITIES TABLE

                                                                                        LEVEL 2          LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                      VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                     6/30/2012          PRICES           INPUTS           INPUTS
                                                    ------------     ------------     ------------     ------------
Call Options Written..............................  $ (1,904,145)    $ (1,904,145)    $         --     $         --
                                                    ============     ============     ============     ============

*See the Portfolio of Investments for industry breakdown.

There were no transfers between levels at June 30, 2012.

                       See Notes to Financial Statements                 Page 11

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2012 (UNAUDITED)

ASSETS:
Investments, at value
    (Cost $239,563,805)........................................................................      $262,713,413
Cash...........................................................................................           982,346
Prepaid expenses...............................................................................            16,389
Receivables:
   Dividends...................................................................................           608,208
   Interest....................................................................................                47
                                                                                                     ------------
      Total Assets.............................................................................       264,320,403
                                                                                                     ------------

LIABILITIES:
Options written, at value (Premiums received $1,731,170).......................................         1,904,145
Payables:
   Investment advisory fees....................................................................           210,928
   Audit and tax fees..........................................................................            26,906
   Custodian fees..............................................................................            21,130
   Administrative fees.........................................................................            18,265
   Printing fees...............................................................................            13,278
   Legal fees..................................................................................             7,890
   Transfer agent fees.........................................................................             2,697
   Trustees' fees and expenses.................................................................             2,431
   Financial reporting fees....................................................................               771
Other liabilities..............................................................................             3,492
                                                                                                     ------------
      Total Liabilities........................................................................         2,211,933
                                                                                                     ------------
NET ASSETS.....................................................................................      $262,108,470
                                                                                                     ============

NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $318,306,319
Par value......................................................................................           199,732
Accumulated net investment income (loss).......................................................        (6,602,786)
Accumulated net realized gain (loss) on investments and written options transactions...........       (72,771,428)
Net unrealized appreciation (depreciation) on investments and written options..................        22,976,633
                                                                                                     ------------
NET ASSETS.....................................................................................      $262,108,470
                                                                                                     ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...........................      $      13.12
                                                                                                     ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....        19,973,164
                                                                                                     ============


Page 12                See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $18,616)..........................................      $  3,761,702
Interest.......................................................................................               147
                                                                                                     ------------
   Total investment income.....................................................................         3,761,849
                                                                                                     ------------
EXPENSES:
Investment advisory fees.......................................................................         1,315,679
Administrative fees............................................................................           113,566
Printing fees..................................................................................            45,992
Audit and tax fees.............................................................................            21,972
Legal fees.....................................................................................            20,909
Transfer agent fees............................................................................            18,515
Trustees' fees and expenses....................................................................            17,093
Custodian fees.................................................................................             8,504
Financial reporting fees.......................................................................             4,625
Other..........................................................................................            23,724
                                                                                                     ------------
   Total expenses..............................................................................         1,590,579
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................         2,171,270
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.................................................................................         4,365,193
   Written option transactions (a).............................................................           318,909
                                                                                                     ------------
Net realized gain (loss).......................................................................         4,684,102
                                                                                                     ------------
Net increase from payments from the sub-advisor................................................            77,318
                                                                                                     ------------
Net change in unrealized appreciation (depreciation) on:
   Investments.................................................................................        14,382,254
   Written options held (a)....................................................................            15,864
                                                                                                     ------------
Net change in unrealized appreciation (depreciation)...........................................        14,398,118
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................        19,159,538
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $ 21,330,808
                                                                                                     ============


(a)   Primary risk exposure is equity option contracts.

                       See Notes to Financial Statements                 Page 13

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                     SIX MONTHS
                                                                                       ENDED             YEAR
                                                                                     6/30/2012          ENDED
                                                                                    (UNAUDITED)       12/31/2011
                                                                                    ------------     ------------
OPERATIONS:
Net investment income (loss)....................................................... $  2,171,270     $  4,273,130
Net realized gain (loss)...........................................................    4,684,102        9,176,634
Net increase from payments from the sub-advisor....................................       77,318               --
Net change in unrealized appreciation (depreciation)...............................   14,398,118       (9,322,778)
                                                                                    ------------     ------------
Net increase (decrease) in net assets resulting from operations....................   21,330,808        4,126,986
                                                                                    ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................   (8,987,924)     (13,596,236)
Net realized gain..................................................................           --               --
Return of capital..................................................................           --       (4,379,612)
                                                                                    ------------     ------------
Total distributions to shareholders................................................   (8,987,924)     (17,975,848)
                                                                                    ------------     ------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested.............................................           --               --
                                                                                    ------------     ------------
Net increase (decrease) in net assets resulting from capital transactions..........           --               --
                                                                                    ------------     ------------
Total increase (decrease) in net assets............................................   12,342,884      (13,848,862)

NET ASSETS:
Beginning of period................................................................  249,765,586      263,614,448
                                                                                    ------------     ------------
End of period...................................................................... $262,108,470     $249,765,586
                                                                                    ============     ============
Accumulated net investment income (loss) at end of period.......................... $ (6,602,786)    $    213,868
                                                                                    ============     ============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period...............................................   19,973,164       19,973,164
Common Shares issued as reinvestment under the Dividend Reinvestment Plan..........           --               --
                                                                                    ------------     ------------

Common Shares at end of period.....................................................   19,973,164       19,973,164
                                                                                    ============     ============


Page 14                See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           SIX MONTHS
                                              ENDED          YEAR          YEAR          YEAR        YEAR          YEAR
                                            6/30/2012       ENDED         ENDED         ENDED       ENDED         ENDED
                                           (UNAUDITED)    12/31/2011    12/31/2010    12/31/2009  12/31/2008  12/31/2007 (a)
                                           -----------    ----------    ----------    ----------  ----------  --------------
Net asset value, beginning of period ....   $   12.51      $  13.20      $  12.32      $  11.15    $  18.38      $  18.65
                                            ---------      --------      --------      --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ............        0.11          0.22          0.24          0.20        0.42          0.14
Net realized and unrealized gain (loss) .        0.95         (0.01)         1.52          1.93       (6.05)         1.24
                                            ---------      --------      --------      --------    --------      --------
Total from investment operations ........        1.06          0.21          1.76          2.13       (5.63)         1.38
                                            ---------      --------      --------      --------    --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ...................       (0.45)        (0.68)        (0.59)        (0.19)      (0.43)        (0.14)
Net realized gain .......................          --            --            --            --       (0.10)        (1.51)
Return of capital .......................          --         (0.22)        (0.29)        (0.77)      (1.07)           --
                                            ---------      --------      --------      --------    --------      --------
Total from distributions ................       (0.45)        (0.90)        (0.88)        (0.96)      (1.60)        (1.65)
                                            ---------      --------      --------      --------    --------      --------
Net asset value, end of period ..........   $   13.12      $  12.51      $  13.20      $  12.32    $  11.15      $  18.38
                                            =========      ========      ========      ========    ========      ========
Market value, end of period .............   $   11.77      $  10.83      $  12.63      $  11.70    $   8.85      $  16.14
                                            =========      ========      ========      ========    ========      ========
TOTAL RETURN BASED ON NET ASSET VALUE (b)        8.85%(c)      2.42%        15.50%        22.24%     (30.54)%        8.19%
                                            =========      ========      ========      ========    ========      ========
TOTAL RETURN BASED ON MARKET VALUE (b) ..       12.80%        (7.33)%       16.37%        46.26%     (37.22)%       (3.76)%
                                            =========      ========      ========      ========    ========      ========

-----------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....   $ 262,108      $249,766      $263,614      $246,048    $222,675      $367,009
Ratio of total expenses to average net
   assets ...............................        1.21%(d)      1.22%         1.25%         1.34%       1.31%         1.21%
Ratio of net investment income (loss) to
   average net assets ...................        1.65%(d)      1.65%         1.90%         1.80%       2.80%         0.76%
Portfolio turnover rate .................          39%           52%           41%           74%        121%          174%


-----------------------

(a) On September 14, 2007, Chartwell Investment Partners, L.P. (the "Sub-Advisor") became the sub-advisor to the Fund.

(b) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(c) The Fund received reimbursements from the Sub-Advisor in the amount of $77,318 in connection with trade errors. The reimbursements from the Sub-Advisors represent less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.


                       See Notes to Financial Statements                 Page 15

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2012 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust Enhanced Equity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 20, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of non-U.S. issuers, in each case that are traded on U.S. securities exchanges, and on an ongoing and consistent basis writes (sells) covered call options on a portion of the Fund's managed assets. Managed assets means the total asset value of the Fund minus the sum of the Fund's liabilities, including the value of call options written (sold). There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Portfolio Valuation:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

     Common stocks, master limited partnerships ("MLPs"), exchanged-traded funds and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

     Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

     Securities traded in the over-the-counter market are valued at their closing bid prices.

     Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options and futures contracts are valued at their closing bid prices.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities are obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general

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                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2012 (UNAUDITED)


principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar investments in active markets.

         o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

         o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2012, is included with the Fund's Portfolio of Investments.

B. Option Contracts:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may enter into options written to hedge against changes in the value of equities. Also, by writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received, for writing (selling) the options. The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Advisor"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the

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                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2012 (UNAUDITED)


Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Fund's Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund. Gain or loss on options is presented separately as "Net realized gain (loss) on written option transactions" on the Statement of Operations.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. Securities Transactions and Investment Income:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including amortization of premiums and accretion of discounts.

The Fund may hold publicly-traded MLPs and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such MLP or REIT investments. The actual character of amounts received during the year is not known until after the fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

D. Dividends and Distributions to Shareholders:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future. The character of

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                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2012 (UNAUDITED)


distributions for tax reporting purposes will depend on the Fund's investment experience during the remainder of its fiscal year, however, based on information for the fiscal year through June 30, 2012, it is likely that the Fund's distributions will include a return of capital component for the fiscal year ending on December 31, 2012.

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from:
Ordinary income.................................      $   13,596,236
Long-term capital gain..........................                  --
Return of capital...............................           4,379,612

As of December 31, 2011, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income.....................    $           --
Undistributed capital gains.......................                --
                                                      --------------
Total undistributed earnings......................                --
Accumulated capital and other losses..............       (70,550,122)
Net unrealized appreciation (depreciation).......          7,110,676
                                                      --------------
Total accumulated earnings (losses)...............       (63,439,446)
Other.............................................        (5,301,019)
Paid-in capital...................................       318,506,051
                                                      --------------
Net assets........................................    $  249,765,586
                                                      ==============

E. Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98.2% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Fund had pre-enactment net capital losses for federal income tax purposes of $70,550,122 expiring as follows:

         EXPIRATION DATE                AMOUNT
         December 31, 2016        $    949,247
         December 31, 2017          69,600,875

During the taxable year ended December 31, 2011, the Fund utilized pre-enactment capital loss carryforwards in the amount of $8,102,820.

The Fund is subject to certain limitations under the U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2008, 2009, 2010 and 2011 remain open to federal and state audit. As of June 30, 2012, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. Expenses:

The Fund will pay all expenses directly related to its operations.

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                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2012 (UNAUDITED)


 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Chartwell manages the Fund's portfolio subject to First Trust's supervision. Chartwell receives a monthly portfolio management fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

During the six months ended June 30, 2012, the Fund received payments from the Sub-Advisor of $77,318 in connection with trade errors.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. The Bank of New York Mellon serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Fund. He will continue as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Fund and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Fund.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer was allocated equally among each of the trusts.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2012, were $102,921,588 and $108,464,318, respectively.

Written option activity for the Fund was as follows:


                                                NUMBER
                                                  OF
WRITTEN OPTIONS                                CONTRACTS       PREMIUMS
------------------------------------------------------------------------
Options outstanding at December 31, 2011...       9,150      $ 1,132,711
Options written............................     115,956       11,290,310
Options expired............................     (54,015)      (3,425,736)
Options exercised..........................      (3,126)        (236,078)
Options closed ............................     (50,990)      (7,030,037)
                                                -------      -----------
Options outstanding at June 30, 2012.......      16,975      $ 1,731,170
                                                =======      ===========

                               5. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2012 (UNAUDITED)


                             6. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

EQUITY SECURITIES RISK: The Fund invests in equity securities. An adverse event affecting an issuer, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers or their industries occur.

OPTION RISK: The Fund may write (sell) covered call options on all or a portion of the equity securities held in the Fund's portfolio as determined to be appropriate by the Fund's Sub-Advisor, consistent with the Fund's investment objective. The ability to successfully implement the Fund's investment strategy depends on the Sub-Advisor's ability to predict pertinent market movements, which can not be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold an equity security that it might otherwise sell. There can be no assurance that a liquid market for the options will exist when the Fund seeks to close out an option position. Additionally, to the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to additional risks.

INDUSTRY RISK: The Fund may not invest 25% or more of its total assets in securities of issuers in any single industry. If the Fund is focused in an industry, it may present more risks than if it were broadly diversified over numerous industries of the economy. Individual industries may be subject to unique risks which may include, among others, governmental regulation, inflation, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, and rising interest rates.

INCOME RISK: Net investment income paid by the Fund to its Common Shareholders is derived from the premiums it receives from writing (selling) call options and from the dividends and interest it receives from the equity securities and other investments held in the Fund's portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and interest payments made by the securities in the Fund's portfolio can vary widely over time. Dividends on equity securities are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the equity securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels. The Fund cannot assure as to what percentage of the distributions paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

NON-U.S. RISK: The Fund may invest a portion of its assets in the equity securities of issuers domiciled in jurisdictions other than the U.S. Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. A related risk is that there may be difficulty in obtaining or enforcing a court judgment abroad.

                              7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


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ADDITIONAL INFORMATION
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                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2012 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

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ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2012 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                    SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund, First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund and Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund was held on April 18, 2012 (the "Annual Meeting"). At the Annual Meeting, Richard E. Erickson and Thomas R. Kadlec were elected by the Common Shareholders of the First Trust Enhanced Equity Income Fund as Class II Trustees for a three-year term expiring at the Fund's annual meeting of shareholders in 2015. The number of votes cast in favor of Mr. Erickson was 18,342,607, the number of votes against was 541,429 and the number of abstentions was 1,089,128. The number of votes cast in favor of Mr. Kadlec was 18,340,901, the number of votes against was 543,135 and the number of abstentions was 1,089,128. James A. Bowen, Niel B. Nielson and Robert
F. Keith are the other current and continuing Trustees.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Enhanced Equity Income Fund (the "Fund"), including the Independent Trustees, approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Chartwell Investment Partners (the "Sub-Advisor"), at a meeting held on June 10-11, 2012. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged to other clients of the Advisor and the Sub-Advisor and as compared to fees charged by investment advisors and sub-advisors to comparable funds; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor and the Sub-Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund. The Board also considered that the Agreements were approved by shareholders of the Fund at a meeting held in December 2010.

In reviewing the Agreements, the Board considered the nature, extent and quality of services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered the Advisor's statements regarding the incremental benefits associated with the Fund's advisor/sub-advisor management structure. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund and reviewed the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to the Fund, including the Sub-Advisor's day-to-day management of the Fund's investments. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective and policies.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2012 (UNAUDITED)


The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board considered the advisory fees charged by the Advisor to similar funds and other non-fund clients, noting that the Advisor does not provide advisory services to other funds with investment objectives and policies similar to the Fund's, but does provide services to certain separately managed accounts with investment objectives and policies similar to the Fund's. The Board noted that the Advisor charges a lower advisory fee rate to the separately managed accounts, as well as the Advisor's statement that the nature of the services provided to the separately managed accounts is not comparable to those provided to the Fund. The Board considered the sub-advisory fee and how it relates to the Fund's overall advisory fee structure and noted that the sub-advisory fee is paid by the Advisor from its advisory fee. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other clients with investment objectives and policies similar to the Fund's, noting that, while none of the other clients are registered investment companies, the sub-advisory fee rate is within the range of the fee rates charged by the Sub-Advisor to these other clients. In addition, the Board received data prepared by Lipper Inc. ("Lipper"), an independent source, showing the advisory fees and expense ratios of the Fund as compared to the advisory fees and expense ratios of a peer group selected by Lipper and similar data for a separate peer group selected by the Advisor. The Board also received advisory fee and expense ratio data for a peer group of funds compiled by Morningstar Associates, LLC ("Morningstar"), an independent source. The Board noted that the Lipper, Advisor and Morningstar peer groups included only two overlapping peer funds. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund, including that (i) the Fund is unique in its composition, which makes assembling peers with similar strategies and asset mix difficult; (ii) most peer funds do not employ an advisor/sub-advisor management structure; and (iii) many of the peer funds are larger than the Fund, which causes the Fund's fixed expenses to be higher on a percentage basis as compared to the larger peer funds. The Board took these limitations into account in considering the peer data. In reviewing the peer data, the Board noted that the Fund's contractual advisory fee was above the median of both the Lipper and Advisor peer groups and equal to the median of the Morningstar peer group.

The Board also considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance and portfolio risk on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing the Fund's performance to the Lipper peer group, as well as to a larger peer universe and to two benchmarks. In reviewing the Fund's performance as compared to the performance of the Lipper peer group and Lipper peer universe, the Board took into account the limitations described above with respect to creating a relevant peer group for the Fund. The Board also considered the Fund's dividend yield as of March 30, 2012. In addition, the Board compared the Fund's premium/discount over the past eight quarters to the average and median premium/discount of the Advisor peer group over the same period, noting that the Fund's premium/discount was generally indicative of the asset class and market events.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board noted the Advisor's statement that economies of scale in providing services to the Fund are not available at current asset levels. The Board determined that due to the Fund's closed-end structure, the potential for realization of economies of scale as Fund assets grow was not a material factor to be considered. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to the Fund for the twelve months ended December 31, 2011, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's estimated profitability appeared to be not excessive in light of the services provided to the Fund. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund, including the Advisor's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement.

The Board considered that the Sub-Advisor had continually reinvested its capital to build a large, experienced group of professionals to serve its clients, including the Fund. The Board noted the Sub-Advisor's statement that economies of scale in providing services to the Fund are not available at current asset levels. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board also considered data provided by the Sub-Advisor as to the profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board noted the inherent limitations in the profitability analysis and concluded that the profitability analysis for the Advisor was more relevant, although the profitability of the Sub-Advisory Agreement appeared to be not excessive in light of the services provided to the Fund. The Board considered fall-out benefits realized by the `Sub-Advisor from its relationship with the Fund, including soft-dollar arrangements, and considered a summary of such arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Chartwell Investment Partners, L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
1 Wall Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b) There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                First Trust Enhanced Equity Income Fund
                ----------------------------------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  August 20th, 2012
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  August 20th, 2012
     ----------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date  August 20th, 2012
     ----------------------

* Print the name and title of each signing officer under his or her signature.